Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 23 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 31 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2024	2023
Operating leases
Other assets	64	51
Accounts payable and other current liabilities	(17)	(12)
Other liabilities	(47)	(39)

Finance leases (1)
Regulatory assets	142	137
PPE, net	205	205
Accounts payable and other current liabilities	(4)	(3)
Finance leases	(343)	(339)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.
The components of lease expense were as follows.

($ millions)	2024	2023
Operating lease cost	19	12
Finance lease cost:
Amortization	2	3
Interest	33	33
Variable lease cost	21	23
Total lease cost	75	71

As at December 31, 2024, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2025	18	37	55
2026	15	37	52
2027	12	37	49
2028	6	37	43
2029	4	37	41
Thereafter	19	954	973
	74	1,139	1,213
Less: Imputed interest	(10)	(792)	(802)
Total lease obligations	64	347	411
Less: Current installments	(17)	(4)	(21)
	47	343	390

Supplemental lease information follows.

($ millions, except as indicated)	2024	2023
Weighted average remaining lease term (years)
Operating leases	7	7
Finance leases	31	32
Weighted average discount rate (%)
Operating leases	4.6	4.5
Finance leases	5.0	5.0

Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 23 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 31 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2024	2023
Operating leases
Other assets	64	51
Accounts payable and other current liabilities	(17)	(12)
Other liabilities	(47)	(39)

Finance leases (1)
Regulatory assets	142	137
PPE, net	205	205
Accounts payable and other current liabilities	(4)	(3)
Finance leases	(343)	(339)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.
The components of lease expense were as follows.

($ millions)	2024	2023
Operating lease cost	19	12
Finance lease cost:
Amortization	2	3
Interest	33	33
Variable lease cost	21	23
Total lease cost	75	71

As at December 31, 2024, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2025	18	37	55
2026	15	37	52
2027	12	37	49
2028	6	37	43
2029	4	37	41
Thereafter	19	954	973
	74	1,139	1,213
Less: Imputed interest	(10)	(792)	(802)
Total lease obligations	64	347	411
Less: Current installments	(17)	(4)	(21)
	47	343	390

Supplemental lease information follows.

($ millions, except as indicated)	2024	2023
Weighted average remaining lease term (years)
Operating leases	7	7
Finance leases	31	32
Weighted average discount rate (%)
Operating leases	4.6	4.5
Finance leases	5.0	5.0